Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	$ (10,002)	$ (2,190)
Net gains (losses) recognized in OCI	2,484	(11,954)
Amount reclassified to net income as the hedged item affects net income	(2,753)	4,142
AOCI gains/ (losses) ending of year	(10,271)	(10,002)
Active hedges	(10,026)	(10,099)
Discountinued hedges	(245)	97
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(6,518)	(361)
Net gains (losses) recognized in OCI	3,763	(10,037)
Amount reclassified to net income as the hedged item affects net income	(3,455)	3,880
AOCI gains/ (losses) ending of year	(6,210)	(6,518)
Active hedges	(6,060)	(6,712)
Discountinued hedges	(150)	194
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(3,458)	(456)
Net gains (losses) recognized in OCI	(504)	(4,204)
Amount reclassified to net income as the hedged item affects net income	482	1,202
AOCI gains/ (losses) ending of year	(3,480)	(3,458)
Active hedges	(3,227)	(3,526)
Discountinued hedges	(253)	68
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(1,875)	(9)
Net gains (losses) recognized in OCI	(655)	(4,294)
Amount reclassified to net income as the hedged item affects net income	523	2,428
AOCI gains/ (losses) ending of year	(2,007)	(1,875)
Active hedges	(2,096)	(2,003)
Discountinued hedges	89	128
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(1,181)	43
Net gains (losses) recognized in OCI	4,989	(1,405)
Amount reclassified to net income as the hedged item affects net income	(4,511)	181
AOCI gains/ (losses) ending of year	(703)	(1,181)
Active hedges	(708)	(1,179)
Discountinued hedges	5	(2)
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(4)	61
Net gains (losses) recognized in OCI	(67)	(134)
Amount reclassified to net income as the hedged item affects net income	51	69
AOCI gains/ (losses) ending of year	(20)	(4)
Active hedges	(29)	(4)
Discountinued hedges	9
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(3,484)	(1,829)
Net gains (losses) recognized in OCI	(1,279)	(1,917)
Amount reclassified to net income as the hedged item affects net income	702	262
AOCI gains/ (losses) ending of year	(4,061)	(3,484)
Active hedges	(3,966)	(3,387)
Discountinued hedges	$ (95)	$ (97)